CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                               November 29, 2012


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:         First Trust Exchange-Traded AlphaDEX(R) Fund II
                        (Registration Nos. 333-171759, 811-22519)
                    -------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of Supplements to the Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497 on November 9, 2012. The Registration Statement relates to First Trust Developed Markets Ex-US AlphaDEX(R) Fund and First Trust Emerging Markets AlphaDEX(R) Fund, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                         Very truly yours,

                                         CHAPMAN AND CUTLER LLP


                                         By: /s/ Morrison C. Warren
                                             --------------------------------
                                                 Morrison C. Warren
Enclosures